Other Assets - Collateral For Bank Loans and Government Grants (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Apr. 01, 2022 USD ($)	Apr. 01, 2022 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [abstract]
Demand deposits pledged for bank loans	$ 1,692			$ 1,011
Time deposits pledged for government grants	201			222
Time deposits pledged for litigation	3,256			0
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 5,149			$ 1,233
Time deposits pledged for litigation, security bond amount		$ 3,256	$ 100,000